Allowance For Doubtful Accounts And Credit Losses	12 Months Ended
Mar. 31, 2012
Allowance For Doubtful Accounts And Credit Losses

6. ALLOWANCE FOR DOUBTFUL ACCOUNTS AND CREDIT LOSSES

An allowance for doubtful accounts and credit losses is established to cover probable losses arising from customers’ inability to repay by type of receivables and region.

The allowance for doubtful accounts and credit losses on receivables which will probably not be collected is maintained at a level that is adequate to cover probable losses based on a combination of various factors, such as the customer’s ability to repay and collateral values. The allowance for smaller-balance homogeneous receivables is collectively evaluated using reserve rates, which are calculated depending on the period past due, reflecting the collection status of these receivables, historical credit loss experience, economic trends and other factors. Historical collection trends, as well as prevailing and anticipated economic conditions, are routinely monitored by management, and any required adjustment to the allowance is reflected in current operations. Loan receivables from affiliated companies are individually evaluated based on the relevant information, such as historical credit loss experience, and economic trends and conditions.

When amounts due are determined to be uncollectible or the related collateral is repossessed, receivables and the related allowance are charged off. Repossessed assets are recorded at their estimated fair value less costs to sell and reported in other current assets on the consolidated balance sheets, which amounted to ¥149 million and ¥216 million at March 31, 2012 and 2011, respectively. Recoveries on receivables previously charged off as uncollectable are credited to the allowance for doubtful accounts and credit losses.

The following table presents the changes in allowance for doubtful accounts and credit losses:

(¥ in millions)
For the years ended March 31:	2012	2011	2010
Allowance for doubtful notes and accounts receivable:
Balance at beginning of year	¥2,806	¥2,821	¥2,512
Provision	173	300	636
Charge-offs	(225)	(77)	(46)
Other	(350)	(238)	(281)

Balance at end of year	¥2,404	¥2,806	¥2,821

Allowance for doubtful non-current receivables:
Balance at beginning of year	¥932	¥770	¥859
Provision (Reversal)	(43)	259	59
Charge-offs	(13)	(93)	(74)
Other	(1)	(4)	(74)

Balance at end of year	¥875	¥932	¥770

Allowance for credit losses on finance receivables:
Balance at beginning of year	¥3,101	¥1,706	¥1,586
Provision	2,268	2,304	855
Charge-offs	(945)	(780)	(327)
Other	(327)	(129)	(408)

Balance at end of year	¥4,097	¥3,101	¥1,706

The following table presents the changes in allowance for doubtful accounts and credit losses and the recorded investments in finance receivables and long-term trade accounts receivable:

(¥ in millions)
Allowance for doubtful accounts and credit losses For the year ended March 31, 2012:	Retail finance receivables	Finance lease receivables	Long-term trade accounts receivable	Total
Balance at beginning of year	¥603	¥2,498	¥1,016	¥4,117
Provision	621	1,647	11	2,279
Charge-offs	(473)	(472)	—	(945)
Recoveries	11	—	—	11
Other	(30)	(308)	—	(338)

Balance at end of year	¥732	¥3,365	¥1,027	5,124

Individually evaluated for impairment	404	—	502	906
Collectively evaluated for impairment	328	3,365	525	4,218

Recorded Investment at March 31, 2012:
Balance at end of year	¥204,593	¥111,936	¥58,310	¥374,839

Individually evaluated for impairment	404	—	518	922
Collectively evaluated for impairment	204,189	111,936	57,792	373,917

Allowance for doubtful accounts and credit losses For the year ended March 31, 2011:
Balance at beginning of year	¥512	¥1,194	¥402	¥2,108
Provision	727	1,577	614	2,918
Charge-offs	(567)	(213)	—	(780)
Other	(69)	(60)	—	(129)

Balance at end of year	¥603	¥2,498	¥1,016	¥4,117

Individually evaluated for impairment	299	—	19	318
Collectively evaluated for impairment	304	2,498	997	3,799

Recorded Investment at March 31, 2011:
Balance at end of year	¥193,985	¥109,382	¥51,987	¥355,354

Individually evaluated for impairment	299	—	39	338
Collectively evaluated for impairment	193,686	109,382	51,948	355,016

Long-term trade accounts receivable in the table includes the current portion, which is included in trade accounts receivable on the consolidated balance sheets. There were no recoveries of receivables previously charged off as uncollectible for the year ended March 31 2011.

There is no related allowance for loan receivables from affiliated companies for the years ended March 31, 2012, 2011 and 2010.